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                     MORGAN STANLEY DIVERSIFIED INCOME TRUST
                            c/o Morgan Stanley Trust
                     Harborside Financial Center, Plaza Two
                          Jersey City, New Jersey 07311

                                                                January 18, 2002

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Morgan Stanley Diversified Income Trust
         File No. 811-6515
         Rule 497(j) Filing

Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 28, 2001.

                                                   Very truly yours,

                                                   /s/ LouAnne D. McInnis
                                                       -------------------------
                                                       LouAnne D. McInnis
                                                       Assistant Secretary

Enclosures
cc: Barry Fink
    Larry Greene